RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Apr. 04, 2015	Jun. 30, 2011
Related Party Transactions
Capital contributions to joint venture		$ 10,000
Assets:
Current assets		35,465	$ 13,462
Other assets		34,282	8,072
Total assets		69,747	21,534
Liabilities and partners' equity:
Current liabilities		26,409	5,511
Other liabilities		11,473
Partners' equity		31,865	16,023
Total liabilities and partners' equity		69,747	21,534
Summarized statement of operations data of the equity method investees:
Net Sales		51,631	16,036	$ 9,627
Gross Profit		31,533	10,772	6,597
Net Loss		(13,307)	(6,713)	(3,527)
Other assets
Related Party Transactions
Investments in equity investees amounted		$ 28,100	9,200
KS China Co Limited
Related Party Transactions
Ownership interest in joint venture (as a percent)					60.00%	40.00%
Capital contributions to joint venture			$ 2,400	$ 5,500
KS China Co Limited | Walton Brown
Related Party Transactions
Ownership interest in joint venture (as a percent)					50.00%
Loans to related parties	$ 5,000
KS China Co Limited | Globalluxe Kate Spade H K Limited
Related Party Transactions
Loans to related parties	$ 5,000
KATE SPADE International
Related Party Transactions
Business Acquisition, Percentage of Voting Interests Acquired					50.00%
Ownership interest in joint venture acquired (as a percent)					50.00%